Consolidated Balance Sheet Components (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Schedule of Accrued Liabilities [Abstract]
Accrued expenses	$ 1,156	$ 2,176
Accrued vacation	943	874
Accrued payroll	670	1,686
Operating lease liability, current	345
Accrued interest	222	402
Accrued repair cost (Refer to Note 8)	194	724
Accrued sales tax	112	86
Accrued other	714	267
Total accrued liabilities	$ 4,356	$ 6,215